INTANGIBLE ASSETS AND GOODWILL (Details Narrative) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Intangible Assets And Goodwill	$ 3.2
Intangible Assets And Goodwill	$ 0.2
Description Of Amortization	92 to 104 months of remaining amortization periods
Description Of Amortization	32 months of remaining amortization period